RESTRUCTURING (Details Textual) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring charges	CAD 1.8	CAD 0.5	CAD 1.2
Other Restructuring [Member]
Restructuring charges	CAD 1.8